SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 08, 2023 $ / shares	Dec. 31, 2024 JPY (¥) ¥ / shares shares	Dec. 31, 2023 JPY (¥) ¥ / shares shares	Dec. 31, 2022 JPY (¥) ¥ / shares shares	Dec. 31, 2021 JPY (¥) ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding Ending		53,278	54,826	51,290
Weighted Average Exercise Price, Outstanding Ending | ¥ / shares		¥ 7,975	¥ 7,985	¥ 8,971
Weighted Average Remaining Contractual Term		2 years 9 months 25 days	1 year 4 months 2 days	2 years 4 months 24 days	2 years 6 months 7 days
Outstanding Intrinsic value, beginning balance | ¥		¥ 3,179,510	¥ 2,493,227	¥ 1,895,197
Number of Options, Granted			2,851	5,771
Weighted Average Exercise Price, Granted | (per share)	$ 800		¥ 64,103	¥ 1
Weighted Average Remaining Contractual Term, Vested and exercisable			4 years 3 months	10 years
Number of Options, Forfeited/cancelled			(1,619)	(635)
Weighted Average Exercise Price, Forfeited/cancelled | ¥ / shares			¥ 113,443	¥ 14,500
Number of Options, Exercised		(5,780)	(2,780)	(1,600)
Weighted Average Exercise Price, Exercised | ¥ / shares		¥ 6,229	¥ 4,317	¥ 8,225
Number of Options, Outstanding Ending		47,498	53,278	54,826	51,290
Weighted Average Exercise Price, Outstanding Ending | ¥ / shares		¥ 8,187	¥ 7,975	¥ 7,985	¥ 8,971
Outstanding Intrinsic value, ending balance | ¥		¥ 1,063,926	¥ 3,179,510	¥ 2,493,227	¥ 1,895,197
Number of Options, Vested and exercisable Ending		44,287
Weighted Average Exercise Price, Vested and exercisable Ending | ¥ / shares		¥ 8,781
Weighted Average Remaining Contractual Term, Vested and exercisable		2 years 5 months 4 days
Vested and exercisable intrinsic value | ¥		¥ 973,309